Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

In February 2024, the Company repaid bank borrowings of $2,103 to China Merchants Bank.

These consolidated financial statements were approved by management and available for issuance on March 14, 2024. The Company has evaluated subsequent events through this date and concluded that there are no additional reportable subsequent events other than that disclosed in above.